Calculation of Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calculation of Earnings Per Share [Abstract]
Net income	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 4,537	$ 5,156	$ 3,058
Weighted-average common shares outstanding									4,765,165	4,801,245	4,240,319
Basic earnings per share	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.95	$ 1.07	$ 0.72
Common stock equivalents due to effect of stock options									10,000	1,000	1,000
Total weighted-average common shares and equivalents									4,775,505	4,802,175	4,241,265
Diluted earnings per share	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.95	$ 1.07	$ 0.72
Anti-dilutive stock options outstanding									6,000	401,000	103,000